E. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

At December 31, 2013 and 2012, property, plant and equipment consisted of the following:

	2013	2012
	(in thousands)
Land improvements	$103	$93
Building and improvements	16,016	15,239
Machinery and equipment	37,490	29,977
Furniture and fixtures	1,047	739
Computer equipment and software	3,563	2,851
Transportation equipment	188	173
	58,407	49,072
Less accumulated depreciation and amortization	(28,145)	(24,967)
	30,262	24,105
Construction in progress	139	–
Land	733	733
Property, plant and equipment, net	$31,134	$24,838

For the years ended December 31, 2013, 2012 and 2011, depreciation expense of property, plant and equipment was $3.3 million $2.9 million and $3.1 million, respectively.